Retirement Benefit Plans - Summary of Weighted Average Assumptions Used to Calculate the Defined Benefit Obligation (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2017
Defined Benefit Pension Plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.74%	3.36%
Rate of increase in future compensation	3.25%	3.25%
Non-Pension Post-Retirement Benefit [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.79%	3.44%
Rate of increase in future compensation	3.25%	3.25%
Initial medical trend rate	5.50%	5.00%
Ultimate medical trend rate	5.00%	5.00%
Years to reach ultimate medical trend rate	2 years